UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

SEPTEMBER 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited)

September 30, 2007

Face Amount	Security	Value
MUNICIPAL BONDS — 97.2%
Alabama — 2.9%
$3,000,000	Alabama State Public School & College Authority, FSA-Insured, 5.125% due 11/1/15 (a)	$3,088,890
1,225,000	Baldwin County, AL, Board of Education, Capital Outlay School Warrants, AMBAC-Insured, 5.000% due 6/1/20	1,283,543
94,127	Birmingham, AL, Medical Clinic Board Revenue, Baptist Medical Center, 8.300% due 7/1/08 (b)	97,410
1,000,000	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/15	1,058,000
	Total Alabama	5,527,843
Alaska — 1.6%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,077,990
500,000	Anchorage, AK, GO, Refunding, FGIC-Insured, 6.000% due 10/1/14	569,970
1,250,000	North Slope Boro, AK, Refunding, Series A, MBIA-Insured, 5.000% due 6/30/15	1,351,463
	Total Alaska	2,999,423
Arizona — 0.3%
	Maricopa County, AZ, Hospital Revenue:
15,000	Samaritan Health Service, 7.625% due 1/1/08 (b)	15,150
444,000	St. Lukes Medical Center, 8.750% due 2/1/10 (b)	472,074
	Total Arizona	487,224
Arkansas — 1.4%
1,500,000	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.000% due 2/1/15 (d)	1,613,145
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	1,060,240
	Total Arkansas	2,673,385
California — 3.3%
1,500,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	1,534,020
3,000,000	California State Economic Recovery, GO, Series A, 5.000% due 7/1/17	3,129,690
10,000	Loma Linda, CA, Community Hospital Corp. Revenue, First Mortgage, 8.000% due 12/1/08 (b)	10,278
905,000	Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC-Insured, 9.625% due 7/1/13 (b)	1,065,221
290,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (b)	327,111
90,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	104,262
	Total California	6,170,582
Colorado — 5.2%
1,860,000	Broomfield, CO, COP, Open Space Park & Recreation Facilities, AMBAC-Insured, 5.500% due 12/1/20	1,953,242
	Colorado Educational & Cultural Facilities Authority Revenue Charter School:
1,000,000	Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (d)	1,121,380
1,155,000	Bromley School Project, XLCA-Insured, 5.125% due 9/15/20	1,232,985
1,350,000	Refunding & Improvement, University Lab School, XLCA-Insured, 5.250% due 6/1/24	1,437,993
500,000	University Lab School Project, Call 6/1/11 @ 100, 6.125% due 6/1/21 (d)	543,450
710,000	Denver, CO, Health & Hospital Authority, Series A, Call 12/01/11 @ 100, 6.250% due 12/1/16 (d)	780,049

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Colorado — 5.2% (continued)
$1,765,000	Pueblo, CO, Bridge Waterworks Water Revenue, Improvement Series A, FSA-Insured, Call 11/1/10 @ 100, 6.000% due 11/1/14 (d)	$1,891,568
750,000	SBC Metropolitan District, CO, GO, ACA-Insured, 5.000% due 12/1/25	735,915
	Total Colorado	9,696,582
Connecticut — 2.2%
2,000,000	Connecticut State HEFA Revenue, Bristol Hospital, Series B, 5.500% due 7/1/21	2,085,820
1,855,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (c)	1,962,571
	Total Connecticut	4,048,391
Florida — 3.9%
105,000	Lee County, FL, Southwest Florida Regional Airport Revenue, MBIA-Insured, 8.625% due 10/1/09 (b)	109,961
3,250,000	Lee, FL, Memorial Health System, Hospital Revenue, Series A, FSA-Insured, 5.750% due 4/1/14	3,513,770
1,260,000	Old Palm Community Development District, FL, Palm Beach Gardens, Series B, 5.375% due 5/1/14	1,233,691
	Orange County, FL, Health Facilities Authority Revenue:
505,000	First Mortgage Healthcare Facilities, 8.750% due 7/1/11	530,422
1,500,000	Hospital Adventist Health Systems, Call 11/15/12 @ 100, 6.250% due 11/15/24 (d)	1,680,450
250,000	Southern Adventist Hospital, Adventist Health Systems, 8.750% due 10/1/09 (b)	262,130
	Total Florida	7,330,424
Georgia — 9.5%
970,000	Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC-Insured, 5.250% due 12/1/23	1,023,204
650,000	Chatham County, GA, Hospital Authority Revenue, Hospital Memorial Health Medical Center, Series A, 6.000% due 1/1/17	680,921
	Fulton County, GA, Development Authority Revenue, Morehouse College Project, AMBAC-Insured:
340,000	5.000% due 12/1/18	368,142
560,000	5.000% due 12/1/19	602,476
635,000	5.000% due 12/1/20	679,888
1,000,000	Gainesville, GA, Water & Sewer Revenue, FSA-Insured, Call 11/15/11 @ 100, 5.375% due 11/15/20 (d)	1,070,080
	Georgia Municipal Electric Authority:
3,000,000	Power Revenue, Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	3,140,490
500,000	Power System Revenue, Series X, 6.500% due 1/1/12	529,005
1,000,000	Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC-Insured, 5.000% due 1/1/21	1,050,100
6,000,000	Main Street Natural Gas Inc., 5.500% due 9/15/24	6,375,420
2,120,000	Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue, Series E, 7.000% due 7/1/11 (b)	2,310,736
	Total Georgia	17,830,462
Illinois — 3.5%
535,000	Bourbonnais, IL, Industrial Development Revenue, Refunding Kmart Corp. Project, 6.600% due 10/1/06 (e)	13,375
1,500,000	Chicago, IL, O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA-Insured, 5.750% due 1/1/19 (c)	1,623,870
1,000,000	Cicero, IL, Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/21	1,061,090
970,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (b)	1,099,282

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Illinois — 3.5% (continued)
$430,000	Illinois Development Finance Authority, Chicago Charter School Foundation Project A, 5.250% due 12/1/12 (b)	$444,607
265,000	Illinois Health Facilities Authority Revenue, Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	283,449
1,310,000	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/14	1,399,237
270,000	Mount Veron, IL, Elderly Housing Corp., First Lien Revenue, 7.875% due 4/1/08	271,658
1,000,000	Will County, IL, GO, School District North 122 New Lenox, Capital Appreciation Refunding School, Series D, FSA-Insured, zero coupon bond to yield 5.188% due 11/1/24	457,630
	Total Illinois	6,654,198
Indiana — 0.6%
800,000	Ball State University, Indiana University Revenue, Student Fee, Series K, FGIC-Insured, 5.750% due 7/1/20	859,920
185,000	Madison County, IN, Hospital Authority Facilities Revenue, Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	196,995
	Total Indiana	1,056,915
Iowa — 1.1%
1,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	1,051,480
835,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	964,809
	Total Iowa	2,016,289
Kansas — 1.2%
2,245,000	Johnson County, KS, Union School District, Series A, Call 10/1/09 @ 100, 5.125% due 10/1/20 (d)	2,316,436
Louisiana — 1.1%
245,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	270,088
1,690,000	Monroe, LA, Sales & Use Tax Revenue, FGIC-Insured, Call 7/1/12 @ 102, 5.625% due 7/1/25 (d)	1,868,042
	Total Louisiana	2,138,130
Maryland — 1.7%
1,000,000	Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, FSA-Insured, 6.500% due 7/1/13	1,082,300
2,000,000	Montgomery County, MD, GO, 5.250% due 10/1/14	2,141,420
	Total Maryland	3,223,720
Massachusetts — 4.8%
485,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)	509,866
1,130,000	Lancaster, MA, GO, AMBAC-Insured, 5.375% due 4/15/17	1,215,428
	Massachusetts State DFA Revenue:
500,000	Curry College, Series A, ACA-Insured, 6.000% due 3/1/20	514,260
370,000	VOA Concord, Series A, GNMA-Collateralized, Call 10/20/11 @ 105, 6.700% due 10/20/21 (d)	429,614
	Massachusetts State HEFA Revenue:
	Caritas Christi Obligation, Series B:
2,000,000	6.500% due 7/1/12	2,129,960
835,000	6.750% due 7/1/16	915,152
1,000,000	Milford-Whitinsville Regional Hospital, Series D, Call 7/15/12 @ 101, 6.500% due 7/15/23 (d)	1,132,390
980,000	Winchester Hospital, Series E, Call 7/1/10 @ 101, 6.750% due 7/1/30 (d)	1,056,067

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Massachusetts — 4.8% (continued)
$995,000	Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at Amherst Project, GNMA-Collateralized, 5.750% due 6/20/17 (c)	$1,018,552
	Total Massachusetts	8,921,289
Michigan — 3.6%
1,775,000	Carrier Creek, MI, Drain District No. 326, AMBAC-Insured, 5.000% due 6/1/24	1,861,176
1,000,000	Jenison, MI, Public Schools GO, Building and Site, FGIC-Insured, 5.500% due 5/1/20	1,069,910
1,000,000	Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.500% due 11/1/18	1,055,890
	Michigan State, Hospital Finance Authority Revenue, Refunding, Hospital Sparrow Obligated:
500,000	5.000% due 11/15/12	520,090
1,190,000	5.000% due 11/15/14	1,245,002
1,000,000	Walled Lake, MI, Consolidated School District, MBIA-Insured, 5.000% due 5/1/22	1,045,490
	Total Michigan	6,797,558
Missouri — 1.5%
1,000,000	Hazelwood, MO, School District, Missouri Direct Deposit Program, Series A, FGIC-Insured, 5.000% due 3/1/23	1,052,410
405,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	434,334
1,000,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Control, State Revolving Funds Program, Series C, 5.250% due 7/1/18	1,111,010
25,000	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (c)	25,561
225,000	Nevada, MO, Waterworks Systems Revenue, AMBAC-Insured, 10.000% due 10/1/10 (b)	247,471
	Total Missouri	2,870,786
Nebraska — 1.2%
	NebHELP Inc. Nebraska Revenue:
1,200,000	Series A-5A, MBIA-Insured, 6.200% due 6/1/13 (c)	1,215,564
1,000,000	Series A-6, MBIA-Insured, 6.450% due 6/1/18 (c)	1,060,460
	Total Nebraska	2,276,024
Nevada — 0.3%
535,000	Henderson, NV, Health Care Facilities Revenue, Unrefunded Balance, Catholic West, Series A, 6.200% due 7/1/09	550,328
New Hampshire — 0.4%
765,000	New Hampshire HEFA, Covenant Healthcare System, 6.500% due 7/1/17	833,498
New Jersey — 0.1%
130,000	Ringwood Borough, NJ, Sewer Authority Special Obligation, 9.875% due 7/1/13 (b)	152,771
New Mexico — 1.5%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured, 5.250% due 10/1/18	1,215,159
1,415,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, Series A, MBIA-Insured, 5.000% due 6/15/19	1,505,192
	Total New Mexico	2,720,351

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
New York — 5.3%
$730,000	New York City, NY, IDA, Civic Facilities Revenue, Community Hospital Brooklyn, 6.875% due 11/1/10	$740,578
3,025,000	New York State Dormitory Authority, New York & Presbyterian Hospital, FSA-Insured, 5.250% due 2/15/24	3,184,962
1,760,000	New York State Dormitory Authority Revenue, Mental Health Services Facilities, 5.000% due 2/15/18	1,871,249
2,000,000	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, Series B, AMBAC-Insured, 5.000% due 4/1/21	2,110,480
2,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1, 5.500% due 6/1/14	2,057,700
	Total New York	9,964,969
North Carolina — 1.1%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series D, 6.450% due 1/1/14	1,058,730
925,000	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, 10.500% due 1/1/10 (b)	999,925
	Total North Carolina	2,058,655
Ohio — 7.5%
2,000,000	American Municipal Power-Ohio Inc., Electricity Purchase Revenue, Series A, 5.000% due 2/1/13	2,075,560
1,370,000	Cleveland, OH, Waterworks Revenue, Series K, Call 1/1/12 @ 100, 5.250% due 1/1/21 (d)	1,459,269
970,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	999,100
1,855,000	Highland, OH, Local School District, School Improvement, FSA-Insured, Call 12/1/11 @ 100, 5.750% due 12/1/19 (d)	2,011,488
1,000,000	Kettering, OH, City School District, School Improvement, FSA-Insured, 5.000% due 12/1/19	1,057,220
	Lake County, OH, Hospital Improvement Revenue:
165,000	Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	173,282
65,000	Ridgecliff Hospital Project, 8.000% due 10/1/09 (b)	67,652
	Ohio State:
1,500,000	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	1,519,170
3,010,000	GO, Conservation Project, Series A, 5.250% due 9/1/13	3,172,931
	Water Development Authority Revenue:
1,280,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)	1,362,368
175,000	Safe Water, Series 3, 9.000% due 12/1/10 (b)	184,730
	Total Ohio	14,082,770
Oklahoma — 0.6%
165,000	Tulsa, OK, Housing Assistance Corp. MFH Revenue, 7.250% due 10/1/07 (c)	165,000
	Tulsa, OK, Municipal Airport Trust Revenue, Refunding American Airlines, Series B:
500,000	5.650% due 12/1/08 (c)(f)(g)	499,955
500,000	6.000% due 12/1/08 (c)(f)(g)	504,015
	Total Oklahoma	1,168,970
Oregon — 0.8%
335,000	Klamath Falls, OR, International Community Hospital Authority Revenue, Merle West Medical Center Project, 8.000% due 9/1/08 (b)	348,172
1,035,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (c)	1,063,897
	Total Oregon	1,412,069

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Pennsylvania — 5.4%
$630,000	Conneaut, PA, School District GO, AMBAC-Insured, 9.500% due 5/1/12 (b)	$702,942
1,000,000	Harrisburg, PA, Parking Authority Parking Revenue, FSA-Insured, 5.500% due 5/15/20	1,066,960
1,365,000	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian-Insured, 5.500% due 7/1/19	1,421,770
1,000,000	Pennsylvania State IDA Revenue, Economic Development, AMBAC-Insured, 5.500% due 7/1/21	1,076,950
1,000,000	Philadelphia, PA, Gas Works Revenue, 7th Series-1998, General Ordinance, AMBAC-Insured, 5.000% due 10/1/17	1,084,290
30,000	Philadelphia, PA, Hospital Authority Revenue, Thomas Jefferson University Hospital, 7.000% due 7/1/08 (b)	30,774
1,000,000	Philadelphia, PA, School District, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/23 (d)	1,076,290
2,000,000	Philadelphia, PA, Water & Wastewater, Series B, FGIC-Insured, 5.250% due 11/1/14	2,148,000
1,350,000	Pittsburgh, PA, School District GO, FSA-Insured, 5.375% due 9/1/16	1,505,088
	Total Pennsylvania	10,113,064
Rhode Island — 0.6%
1,000,000	Central Falls, RI, GO, Radian-Insured, 5.875% due 5/15/15	1,044,400
South Carolina — 3.2%
1,445,000	Charleston, SC, Waterworks & Sewer Revenue, 5.250% due 1/1/16	1,525,631
	Greenville County, SC, School District Installment Purchase:
2,000,000	Refunding, 5.875% due 12/1/19 (d)	2,229,100
2,000,000	Revenue, 6.000% due 12/1/21 (d)	2,240,760
	Total South Carolina	5,995,491
South Dakota — 1.4%
2,400,000	Minnehana County, SD, GO, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/20 (d)	2,538,696
Tennessee — 0.3%
385,000	Jackson, TN, Water & Sewer Revenue, 7.200% due 7/1/12 (b)	414,926
210,000	McMinnville, TN, Housing Authority Revenue, Refunding First Mortgage Beersheba Heights, 6.000% due 10/1/09	213,337
	Total Tennessee	628,263
Texas — 12.9%
5,140,000	Austin Texas Electirc Utility System Revenue, Refunding, Series A, AMBAC-Insured, 5.000% due 11/15/19	5,480,628
2,000,000	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 6.750% due 2/1/10	2,131,040
2,000,000	Dallas, TX, Area Rapid Transit Sales Tax Revenue, Senior Lien, AMBAC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/16 (d)	2,139,940
	Dallas-Fort Worth, TX:
1,500,000	International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 6.150% due 11/1/07 (c)(f)	1,501,095
1,000,000	International Airport Revenue, Refunding, Series B, FSA-Insured, 5.500% due 11/1/20 (c)	1,065,610
	El Paso County, TX, Housing Finance Corp.:
265,000	La Plaza Apartments, Subordinated Series C, 8.000% due 7/1/30	271,429
360,000	MFH Revenue, Series A, American Village Communities, 6.250% due 12/1/24	371,632
	El Paso, TX, Water & Sewer Revenue, Refunding & Improvement, Series A, FSA-Insured:

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Texas — 12.9% (continued)
$45,000	6.000% due 3/1/15	$49,194
955,000	Call 3/1/12 @ 100, 6.000% due 3/1/15 (d)	1,048,494
2,000,000	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/17 (d)	2,162,200
1,000,000	Harris County, TX, Hospital District Revenue, MBIA-Insured, Call 8/15/10 @ 100, 6.000% due 2/15/15 (d)	1,067,010
5,000,000	Houston, TX Independent School District, GO, Refunding Ltd., Tax Series A, PSF-GTD, 5.000% due 8/15/17 (a)	5,416,800
1,000,000	Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC-Insured, Call 10/1/12 @ 100, 5.500% due 10/1/19 (d)	1,087,100
180,000	Tarrant County, TX, Hospital Authority Revenue, Adventist Health System-Sunbelt, 10.250% due 10/1/10 (b)	197,041
175,000	Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS Series C-2, GNMA/FNMA/FHLMC-Collateralized, 9.267% due 11/1/07 (c)(h)	176,298
	Total Texas	24,165,511
Utah — 1.7%
1,580,000	Salt Lake & Sandy, UT, Metropolitan Water District Revenue, Series A, AMBAC-Insured, 5.000% due 7/1/24	1,662,729
	Spanish Fork City, UT, Water Revenue, FSA-Insured:
1,135,000	5.500% due 6/1/16	1,220,670
350,000	Call 6/1/12 @ 100, 5.500% due 6/1/16 (d)	378,595
	Total Utah	3,261,994
Washington — 2.4%
1,000,000	Clark County, WA, School District No. 117 Camas, GO, FSA-Insured, 5.000% due 12/1/18	1,079,300
1,250,000	Cowlitz County, WA, School District, No. 122 Longview, FSA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/19 (d)	1,343,463
2,000,000	Energy Northwest Washington Electric Revenue, Project No. 3, Series A, FSA-Insured, 5.500% due 7/1/18	2,132,700
	Total Washington	4,555,463
West Virginia — 0.0%
70,000	Cabell Putnam & Wayne Counties, WV, Single - Family Residence Mortgage Revenue, FGIC-Insured, 7.375% due 4/1/10 (b)	72,860
Wisconsin — 1.1%
2,000,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (c)	2,115,140
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $178,045,281)	182,470,924
SHORT-TERM INVESTMENTS — 2.8%
Florida — 2.3%
4,330,000	Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 4.050%, 10/1/07 (i)	4,330,000
100,000	University Athletic Association Inc., Refunding, LOC-SunTrust Bank, 4.050%, 10/1/07 (i)	100,000
	Total Florida	4,430,000
Nevada — 0.1%
200,000	Las Vegas Valley, NV, Water District, Water Improvement, Series B, SPA-Dexia Credit Local, 4.050%, 10/1/07 (i)	200,000
Wisconsin — 0.4%
700,000	Wisconsin State, HEFA Revenue, Jewish Home and Care Center, LOC-JPMorgan Chase, 3.930%, 10/4/07 (i)	700,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $5,330,000)	5,330,000
	TOTAL INVESTMENTS — 100.0% (Cost — $183,375,281#)	187,800,924

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

(a)	All or a portion of this security is segregated for extended settlements.
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Security is currently in default.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.
(g)	Maturity date shown represents the mandatory tender date.
(h)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA - American Capital Assurance
AMBAC - Ambac Assurance Corporation - Insured Bonds
COP - Certificate of Participation
DFA - Development Finance Agency
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
IDA - Industrial Development Authority
INDLC - Industrial Indemnity Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH - Multi-Family Housing
PSF - Permanent School Fund
RIBS - Residual Interest Bonds
Radian - Radian Assets Assurance
SPA - Standby Bond Purchase Agreement
XLCA - XL Capital Assurance Inc.

Summary of Investments by Industry (unaudited)*

Pre-Refunded	19.3%
Hospitals	14.6
General Obligation	14.3
Utilities	14.1
Education	7.7
Escrowed to Maturity	7.4
Transportation	5.5
Pollution Control	4.2
Water & Sewer	2.8
Miscellaneous	2.6
Life Care Systems	1.7
Tax Allocation	1.2
Industrial Development	1.2
Tobacco	1.1
Public Facilities	1.1
Housing: Multi-Family	0.6
Solid Waste	0.6

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of September 30, 2007 and are subject to change.

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Ratings Table†

S&P/Moody’s/Fitch‡

AAA/Aaa	56.6%
AA/Aa	19.4
A	5.0
BBB/Baa	8.7
BB/Ba	1.3
B/B	0.5
CCC/Caa	0.8
C	0.1
A-1/VMIG1	3.7
NR	3.9

100.0%

†As a percentage of total investments.

‡S&P primary rating; Moody’s secondary, then Fitch.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,291,814
Gross unrealized depreciation	(866,171)
Net unrealized appreciation	$4,425,643

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007